Borrowings	6 Months Ended
Sep. 30, 2024
Text Block1 [Abstract]
Borrowings
8	BORROWINGS
Borrowings at September 30, 2024 and March 31, 2024 consisted of the following:

	At September 30, 2024	At March 31, 2024

	(In millions)
Unsubordinated borrowings	¥14,788,470	¥14,356,932
Subordinated borrowings	153,577	159,427
Liabilities associated with securitization transactions	1,173,466	1,168,156
Lease liabilities	413,818	422,643

Total borrowings	¥16,529,331	¥16,107,158